American Century Investment Services, Inc.

Notes to financial statements
Year ended December 31, 2025
1. Nature of operations and summary of significant accounting policies
Nature of operations — American Century Investment Services, Inc. (“ACIS” or the “Company”) is a registered broker-dealer that primarily markets and distributes shares of the American Century Investments mutual funds (“ACI Funds”) that are managed by American Century Investment Management, Inc. (“ACIM”). Both ACIS and ACIM are wholly-owned subsidiaries of American Century Companies, Inc. (“ACC”).

The Company is subject to the rules and regulations of the Securities and Exchange Commission (“SEC”) and is a member of the Financial Industry Regulatory Authority, Inc.

The Company markets and distributes shares of the ACI Funds and units in a qualified tuition program under section 529 of the Internal Revenue Code. The Company also introduces its retail customers to another broker-dealer who carries such accounts on a fully disclosed basis. With respect to these activities, the Company carries no margin accounts, promptly transmits all customer funds and delivers all securities received in connection with its activities as a broker-dealer, does not otherwise hold funds or securities for, or owe money or securities to, customers and effectuates all financial transactions between itself and its customers through a “Special Account for the Exclusive Benefit of Customers of ACIS.” Accordingly, the
Company claims exemption under Rule 15c3-3 of the Securities Exchange Act of 1934, under paragraph (k) (2)(i) and (k)(2)(ii) of the Rule and contemplated by Footnote 74 of the SEC Release No. 34-70073.

Pursuant to an agreement between the Company and its clearing broker, the clearing broker is required to perform a computation for proprietary accounts of introducing broker assets similar to the customer reserve computation. Therefore, proprietary accounts held at the clearing broker are considered allowable assets in the net capital computation.

Use of estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which requires the use of estimates that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents — Cash equivalents are highly liquid investments with original maturities of three months or less and consisted of an investment in an affiliated money market mutual fund of $201,139,314 as of December 31, 2025.

Deferred sales commissions — Sales commissions paid to financial intermediaries in connection with the sale of shares of certain classes of funds are capitalized and amortized on a straight-line basis over a specified period, which is typically one year. Amortization of the assets is meant to coincide with the recoverability of these costs through the retention of Rule 12b-1 distribution fees and contingent deferred sales charges (“CDSC”). CDSCs collected by the Company from redeeming shareholders are recorded as income when earned with a corresponding reduction to the deferred sales commission assets.

Management reviews the carrying amount of the deferred sales commission assets for impairment whenever events or changes in circumstances indicate that the assets may not be recoverable over their remaining useful lives. Such an impairment test would consider, among other things, the depreciation of the underlying mutual fund assets related to the deferred sales commission assets as well as the duration and severity of the depreciation. No impairment tests were performed and no impairment charges were recorded during the year ended December 31, 2025.

Prepaid expenses — Items such as licensing and registration fees are paid in advance and expensed over a specified period, which is typically one year.

American Century Investment Services, Inc.

Property and equipment — Property and equipment, including information systems equipment and software, are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years.

Management, using its best estimates based on reasonable and supportable assumptions and projections, reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value might not be recoverable. No such impairment charge was recorded for long-lived assets during 2025.

Revenue recognition — The Company primarily earns revenue from selling and marketing the services of ACIM and the shares of the ACI Funds. Commission revenue and related clearing broker fees and commission fees are recorded on a settlement date basis as securities transactions occur. See Note 9 - Revenue from contracts with customers.

Affiliate service fees — The Company recognizes expenses charged by ACC and affiliates for services provided to, and assets used by, the Company. These expenses include fees paid for strategic management services, administrative service fees paid for information technology, human resources, office space, and corporate overhead services, and licensing fees paid for the use of trademarks and trade names used in the business of marketing and selling shares of the ACI Funds.

Income taxes — The Company is included in the consolidated tax returns of ACC and, in accordance with the provisions of a tax sharing agreement, ACC allocates income tax expense or benefit to members of the consolidated group based on each subsidiary’s contribution on a standalone basis to consolidated taxable income or loss, using the statutory rate applicable to the consolidated group. The tax sharing agreement also provides for reimbursement to subsidiaries with net operating losses to the extent those losses are used to reduce consolidated taxable income.

The Company records deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax basis. To the extent management believes it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is established. No valuation allowance was recorded as of December 31, 2025.

Commitments and contingencies — In the ordinary course of business, the Company is periodically involved in litigation and other claims. In the opinion of management, the ultimate resolution of these matters will not have a material effect on the Consolidated Financial Statement.

Subsequent events — In accordance with Financial Accounting Standards Board Accounting Standards Codification 855, Subsequent Events, management performed an evaluation of subsequent events through February 24, 2025, the date on which these financial statements were issued. There were no material events that required disclosure in the Company’s financial statements.

New accounting pronouncements — The following table provides a brief description of an accounting standard recently issued but not yet adopted.

Standard	Description	Effective	Effect on the Financial Statements or Other Significant Matters
ASU 2025-06 Intangibles – Goodwill and Other – Internal-use Software (Subtopic 350-40)	ASU 2025-06 simplifies the accounting criteria for internal-use software to better align with modern development practices such as agile or iterative development practices.	Annual reporting periods beginning after December 15, 2027.	The Company is assessing the impact of this ASU but expects no material impact from this ASU on the future financial statements.

American Century Investment Services, Inc.

2. Segmented reporting
The Company operates as a single reportable segment as a securities broker-dealer, which primarily markets and distributes shares of the ACI Funds that are managed by ACIM. The Company has identified its Financial and Operations Principal ("FinOp") as the chief operating decision maker (“CODM”), who uses excess net capital (see Note 5 - Net capital requirements), which is not a measure of profit and loss, to make operational decisions while maintaining capital adequacy. The Company’s operations constitute a single reportable segment because the CODM manages the business activities using information of the Company as a whole.
3. Property and equipment
Property and equipment balance as of December 31, 2025, includes:

2025
Information systems equipment and software	$572,039
Less: Accumulated depreciation	(539,061)

Property and equipment, net	$32,978
4. Retirement plan
Substantially all employees are covered under the American Century Retirement Plan. As of December 31, 2025, accrued plan related expenses were $3,654,218 and are included in accrued salaries and benefits in the Statement of Financial Condition.
5. Net capital requirements
The Company is subject to the uniform net capital rule (Rule 15c3-1) under the Securities Exchange Act of 1934. Rule 15c3-1 requires the Company to maintain minimum net capital equal to the greater of $250,000 or 6 2/3% of aggregate indebtedness. The Company had net capital, as defined, of $47,998,984 which was $38,044,936 in excess of its required net capital of $9,954,048 and a ratio of aggregate indebtedness to net capital was 3.11 to 1.00 as of December 31, 2025.
6. Guarantees
The Company indemnified its clearing broker discussed in Note 1 - Nature of operations and summary of significant accounting policies for customers unable to satisfy the terms of their contracts. As of December 31, 2025, the probability was remote that the Company would incur material losses under this agreement, and no liability was recorded in the Statement of Financial Condition.
7. Fair value of financial instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal or most advantageous market at the measurement date. The fair value of a financial instrument should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including the Company’s credit risk.

Valuation inputs used in fair value calculations are classified into a hierarchy. The hierarchy prioritizes the inputs into three levels. These levels are based on the extent inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels determined by the lowest level input. The levels are:

American Century Investment Services, Inc.

Level 1 — inputs are based upon unadjusted quoted prices for identical instruments traded in active markets accessible by the Company at the measurement date.

Level 2 — inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and inputs other than quoted prices for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — inputs are unobservable and reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Company’s financial instruments consist only of cash equivalents traded in active markets, for which the fair value is based on quoted market prices for money market funds. Accordingly, these are classified as Level 1, and the fair value at December 31, 2025, approximates carrying value, as reflected in the Statement of Financial Condition.
8. Income taxes

Deferred income taxes are provided for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the Statement of Financial Condition. These temporary differences result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse.

Deferred tax assets (liabilities) as of December 31, 2025, were as follows:

2025
Deferred tax assets:
Accrued compensation and benefits	$31,535,935
Unrecognized tax benefits	295,143
Depreciation	9,081

Total assets	31,840,159

Deferred tax liabilities:
Prepaid expenses	(99,454)
Revenue from contracts with customers	(46,886)
Deferred sales commissions	(53,378)

Total liabilities	(199,718)

Deferred income taxes, net	$31,640,441

American Century Investment Services, Inc.

Income taxes payable as of December 31, 2025, on the Statement of Financial Condition, were as follows:

2025
Income taxes payable, current	$120,977
Income taxes payable, noncurrent	1,384,483
Income taxes payable, net	$1,505,460

The Company had total gross unrecognized tax benefits of $1,192,284 as of December 31, 2025, of which $1,089,340, if recognized, would favorably impact the Company's effective tax rate. Gross unrecognized tax benefits are included in income taxes payable on the Statement of Financial Condition.

The following reconciliation of the beginning and ending amounts of unrecognized tax benefits:

2025
Balance at January 1, 2025	$1,009,561
Additions based on tax positions related to the current year	286,197
Additions for tax positions of prior years	15,013
Expiration of statute of limitations	(118,487)
Balance at December 31, 2025	$1,192,284

The Company includes the accrual of any interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties of $57,259 were recognized in 2025. The amount of interest and penalties accrued at December 31, 2025 was $192,200.
9. Revenue from contracts with customers
The Company primarily earns revenue from selling and marketing the services of ACIM and the shares of the ACI Funds. Revenue is earned based on a predetermined percentage of costs incurred or based on assets under management. Assets under management is determined by the Company using observable market data from fund accounting agents, brokers, custodians, or independent pricing services.

Distribution and marketing services
The Company earns revenues from ACIM by marketing and selling ACIM’s institutional management services and investment products managed by ACIM. These revenues are earned over time as services are provided by ACIS and are equal to actual costs incurred plus a markup. The Company recognizes revenue on a monthly basis.

Underwriting and distribution
The Company has agreements with and receives compensation from the ACI Funds for marketing and selling shares to investors. The Company’s performance obligation under these agreements is the sale of securities to investors and is fulfilled on the trade date. Distribution fees include amounts earned at the time of initial investment or redemption, as well as over the period of time client funds are invested. Amounts earned at initial investment or redemption are equal to predetermined percentages of amounts invested or redeemed, and are recognized as revenue on the settlement date of such transactions. Fees earned over time are the product of predetermined percentages and the daily market value of investors' shares. As fees earned over time are susceptible to factors beyond the Company’s influence, such fees are recognized as revenues when it is probable that a significant revenue reversal will not occur, which is generally on a monthly basis when the value of fund shares and investor activities become known. Distribution fees recognized in the current year are primarily related to performance obligations satisfied in prior years.

American Century Investment Services, Inc.

Commissions and service fees
Service fees includes amounts earned purchasing and selling securities on behalf of brokerage customers and providing shareholder services, such as record-keeping and account maintenance activities. Brokerage commissions are recognized as revenues on the settlement date, the date the Company’s performance obligation is satisfied for each transaction. Shareholder services are a separate performance obligation provided to customers on a daily basis. Certain shareholder service fees are generally recognized over time as the services are provided by the Company and received by clients.

Costs to obtain a contract
Costs to obtain a contract should be capitalized if the costs are incremental and would not have been incurred if the contract had not been obtained. Sales commissions paid to employees related to obtaining new investment management agreements with separate account clients are considered incremental, as the commissions relate to obtaining a specific contract, are calculated based on specified rates, and will be recovered by management fees earned from the new agreement.

Capitalized sales commissions are amortized to expense over five years, which approximates the period over which the Company will transfer investment management services under the new agreements. The Company had assets from costs to obtain contracts of $229,570 at December 31, 2025 included in prepaid expenses in the Statement of Financial Condition.

The following table represents the receivable, asset, payable, and liability balances at December 31, 2025, related to contracts with customers.

	Statement of Financial Condition location	Receivable	Contract assets	Contract liabilities
Distribution and marketing services	Affiliate payable	$—	$—	$807,150
Service fees	Accounts receivable	13,533	—	—
Capitalized sales commissions	Prepaid expenses	—	229,570	—
Capitalized sales commissions	Accrued compensation and benefits	—	—	20,469
Deferred sales commissions	Deferred sales commissions	—	199,728	—

The following table represents the receivable, asset, and liability opening balances related to contracts with customers at January 1, 2025.

	Statement of Financial Condition location	Receivables	Contract assets	Contract liabilities
Distribution and marketing services	Affiliate payable	$—	$—	$99,213
Service fees	Accounts receivable	12,944	—	—
Capitalized sales commissions	Prepaid expenses	—	580,076	—
Capitalized sales commissions	Accrued compensation and benefits	—	—	81,589
Deferred sales commissions	Deferred sales commissions	—	264,636	—